CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series A Preferred Units
Dividends per share (USD per share)	$ 1.8124	$ 1.8124
Series B Preferred Units
Dividends per share (USD per share)	2.1252	2.1252
Series E Preferred Units
Dividends per share (USD per share)	$ 2.2188	$ 2.2188